Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

13.	Related Party Transactions
In December 2021, the Company entered into an agreement with a significant shareholder for certain product development consultation services. During the three and nine months ended September 30, 2022, the Company incurred
 $5

thousand and $18
 thousand, respectively, of expenses in connection with the agreement. The expenses are included in research and development expense. As of September 30, 2022, there were no amounts owed to the shareholder.

16.	Related Party Transactions
Dr. Subinoy Das is both a consultant and investor in the Company. The Company entered into a consulting agreement with Dr. Das on May 1, 2019 to provide support for research and clinical activities. On December 30, 2020, the Board granted Dr. Das 28,323
Non-statutory
Stock Options to replace amounts accrued for his services for fiscal years ended December 31, 2020 and 2019. The fair value of this grant is
$
13
and was expensed in the year ended December 31, 2020. The Company recognized a gain on settlement of $
117
which is included in research and development expense for the year ended December 31, 2020. The consulting agreement was terminated in 2021. No amounts were paid to Dr. Das in the year ended December 31, 2021.
In June 2021, the Company issued a convertible note payable to its Chief Executive Officer for total proceeds of $100. The note is unsecured, has a term of twenty-three months and accrues interest at a rate of 3% per annum. The note, including accrued interest expense, converted to common stock on November 10, 2021.
The Company engaged a former employee and investor in December 2021 as
a consultant. There were no consulting fees paid in the year ended December 31, 2021. The Company owed the investor $3 at December 31, 2021.